Timber licences (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

Timber licences
As at January 1, 2020 (currency remeasurement)	$380
Amortization[1]	(15)
Foreign exchange	7
As at December 31, 2020 (currency remeasurement)	$372

As at December 31, 2020 (currency remeasurement)
Cost	$629
Accumulated amortization	(257)
Net	$372

As at December 31, 2020 (currency remeasurement)	$372
Acquisitions (note 3)	10
Additions	2
Amortization[1]	(16)
As at December 31, 2021	$368

As at December 31, 2021
Cost	$641
Accumulated amortization	(273)
Net	$368
1.Amortization relates to cost of products sold.